Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Research and development costs
Research and development costs	€ 5,990	€ 7,552	€ 13,675	€ 15,582